Annual Operating Expenses {- Fidelity® Extended Market Index Fund} - 02.28 Fidelity Index Funds Combo PRO-12 - Fidelity® Extended Market Index Fund - Fidelity Extended Market Index Fund	May 07, 2021
Operating Expenses:
Management fee	0.035%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.035%

[1]	(a)Adjusted to reflect current fees.